Consolidated Statements of Comprehensive Income - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Jul. 10, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (6,284,443)	$ 4,864,386	$ (31,560,676)	$ (23,742,530)	$ 10,537,443	$ 9,448,244
Other comprehensive income, before tax
Change in fair value of designated cash flow hedges	(9,854,764)		555,449
Total other comprehensive income, before tax	(9,854,764)		555,449
Income tax related to items of other comprehensive income:
Tax benefit on change in fair value of designated cash flow hedges	1,314,843		(54,303)
Total income tax benefit on related to items of other comprehensive income	1,314,843		(54,303)
Total other comprehensive income, net of tax	(8,539,921)		501,146
Total comprehensive income (loss)	(14,824,364)	4,864,386	(31,059,530)	(23,742,530)	10,537,443	9,448,244
Less: Comprehensive income (loss) attributable to noncontrolling interests	(7,064,061)		(15,027,371)
Comprehensive (loss) income attributable to the Company	$ (7,760,303)	$ 4,864,386	$ (16,032,159)	$ (23,742,530)	$ 10,537,443	$ 9,448,244